Impairment - Impairment in Respect of (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss on financial assets	£ 579	£ 481	£ 456
Total impairment charged	579	481	456
Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment charged		1
Drawn balance
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment charged	599
Undrawn balance
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment charged		554	470
Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment charged	(19)	(58)	(15)
At amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss on financial assets	599	553	470
At amortised cost | Loans and Advances to Banks [Member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss on financial assets	1	1
At amortised cost | Loans and advances to customers [Member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impairment loss on financial assets	598	552	470
Financial assets at fair value through other comprehensive income
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment charged	£ (1)	£ (15)	£ 1